Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

The changes in the carrying amount of goodwill were as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Balance at beginning of the year	1,755,970	1,755,970	989,530	143,921
Impairment	—	(766,440)	—	—

Balance at end of the year	1,755,970	989,530	989,530	143,921